Summary of Significant Accounting Policies (Details) - Schedule of receivables, contract assets, and contract liabilities - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Receivables Contract Assets And Contract Liabilities Abstract
Accounts receivable, net	$ 36,660	$ 25,391
Contract assets:
Cost and estimated earnings in excess of billings	12,514	5,989
Accounts receivable retainage, net	2,162	2,495
Contract assets total	14,676	8,484
Contract liabilities:
Billings in excess of costs and estimated earnings	6,750	9,785
Contract liabilities total	$ 6,750	$ 9,785